Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of changes in goodwill [Table Text Block]
Balance, January 1, 2023	$-
Goodwill recognized on business combination (note 5)	75.2
Effects of changes in foreign exchange	0.1
Balance, January 1, 2024	$75.3
Effects of changes in foreign exchange	(6.1)
Balance, December 31, 2024	$69.2